Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash	$ 296	$ 2,481
Current assets related to discontinued operations
Cash	43	215
Total current assets related to discontinued operations	43	215
Total current assets	339	2,696
Other assets:
Fixed assets – net	515,675	565,509
Oil and natural gas properties – proved reserves - net	1,780,936	1,849,843
Fixed assets – net	10,976	12,449
Oil and natural gas properties – proved reserves - net	266,117	274,251
Total other assets related to discontinued operations	277,093	286,700
Total other assets	2,573,704	2,702,052
Total assets	2,574,043	2,704,748
Current liabilities:
Accounts payable & accrued expenses	1,674,085	1,001,584
Notes payable	2,400,242	2,767,589
Convertible notes, net of discount	797,869	480,221
Capital lease obligation	56,872	56,872
Advances & notes payable - related parties	815,816	477,876
Derivative liabilities	445,645	639,859
Asset retirement obligation	11,537	10,931
Accounts payable & accrued expenses	114,945	64,840
Notes payable	96,390	96,390
Asset retirement obligation	11,537	10,931
Total current liabilities related to discontinued operations	222,872	172,161
Total current liabilities	6,424,938	5,607,092
Commitments and contingencies:
Series D preferred stock, 2.5 million authorized, par value $0.001, convertible into common shares, 2,484 and 2,490 shares issued at June 30, 2012 and December 31, 2011, respectively	1,867,913	1,872,554
Series A preferred stock, 20 million authorized, par value $0.001,one share convertible to one common share, no stated dividend, none outstanding
Series B preferred stock, 20 million authorized, par value $0.001,one share convertible to one common share, no stated dividend, none outstanding
Series C preferred stock value	87	87
Common stock- $0.001 par value, authorized 5,000,000,000 shares, issued and outstanding, 2,635,786,879 at June 30, 2012 and 99,648,493 at December 31, 2011, respectively	2,635,787	99,648
Additional paid in capital	28,229,903	29,668,977
Other comprehensive income	232,896	214,499
Common stock subscribed	1,470,866	1,466,364
Contingent holdback	2,000	2,000
Accumulated deficit	(38,290,347)	(36,130,083)
Total shareholders' deficit	(5,718,808)	(4,678,508)
Total liabilities & shareholders' deficit	$ 2,574,043	$ 2,704,748